Severance Indemnities And Pension Plans (Amounts Recognized In OCI) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	¥ (87,227)	¥ (110,303)
Losses (gains) due to amortization:
Net actuarial loss	(23,941)	(42,496)
Prior service cost	11,793	12,309
Curtailment and settlement	(41,456)	(2,600)
Total changes in Accumulated OCI	(140,831)	(143,090)
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(47,687)	11,326
Prior service cost arising during the year	862	270
Losses (gains) due to amortization:
Net actuarial loss	(9,808)	(8,030)
Prior service cost	(157)	(54)
Curtailment and settlement		(95)
Foreign currency translation adjustments	16,353	10,112
Total changes in Accumulated OCI	(40,437)	13,529
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(5,130)	141
Losses (gains) due to amortization:
Net actuarial loss	(776)	(715)
Prior service cost	69	59
Net obligation at transition		(105)
Curtailment and settlement		3
Foreign currency translation adjustments	1,167	895
Total changes in Accumulated OCI	¥ (4,670)	¥ 278